Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair Value Measurement
Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified in one of three categories which are described below.

.	Level 1 - Quoted prices in active markets for identical assets or liabilities.

.	Level 2 - Inputs, other than quoted market prices in active markets, that are observable either directly or indirectly.

.	Level 3 - Unobservable inputs based on our own assumptions.

There have been no transfers of assets or liabilities between the fair value measurement classifications for the three months ended March 31, 2011. The following table sets forth our assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011:

(in thousands)
	Total	Level 1		Level 2	Level 3
Assets:
Cash and cash equivalents	$706,700		$706,700	$	$

Temporary equity:
Redeemable noncontrolling interests	$161,522	$		$		$161,522

The following table sets forth our assets and liabilities that are measured at fair value on a recurring basis at December 31, 2010:

(in thousands)
	Total	Level 1		Level 2	Level 3
Assets:
Cash and cash equivalents	$485,465		$485,465	$	$

Temporary equity:
Redeemable noncontrolling interests	$158,148	$		$		$158,148

We determine the fair value of the redeemable noncontrolling interests by using market data, appraised values, discounted cash flow analyses or by applying comparable market multiples to the respective businesses' current forecasted results (Refer to Note 9-Redeemable Noncontrolling Interests and Noncontrolling Interest for additional information).
The following table summarizes the activity for account balances whose fair value measurements are estimated utilizing level 3 inputs:

(in thousands)	Redeemable Noncontrolling Interests
	Three Months Ended March 31,
	2011	2010
Beginning period balance	$158,148	$113,886
Redemption of noncontrolling interest		(14,400)
Net income (loss)	3,291	(3,944)
Noncontrolling interest share of foreign currency translation	83	(118)
Fair value adjustment		9,172

Ending period balance	$161,522	$104,596

The net income (loss) amounts reflected in the table above are reported within the "net income attributable to noncontrolling interests" line in our condensed consolidated statements of operations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are classified in one of the three categories which are described below:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•	Level 2 — Inputs, other than quoted market prices in active markets, that are observable either directly or indirectly.

•	Level 3 — Unobservable inputs based on our own assumptions.
There have been no transfers of assets or liabilities between the fair value measurement classifications in the year ended December 31, 2010. The following table sets forth our assets and liabilities that are measured at fair value on a recurring basis at December 31, 2010:

(in thousands)	Total	Level 1		Level 2	Level 3
Assets:
Cash equivalents	$485,465		$485,465	$	$

Temporary equity:
Redeemable noncontrolling interests	$158,148	$		$		$158,148

The following table sets forth our assets and liabilities that are measured at fair value on a recurring basis at December 31, 2009:

(in thousands)	Total	Level 1		Level 2	Level 3
Assets:
Cash equivalents	$218,534		$218,534	$	$

Temporary equity:
Redeemable noncontrolling interests	$113,886	$		$		$113,886

We determine the fair value of the redeemable noncontrolling interests by using market data, appraised values, discounted cash flow analyses or by applying comparable market multiples to the respective businesses’ current forecasted results (refer to Note 17—Redeemable Noncontrolling Interests and Noncontrolling Interest for additional information).
The following table summarizes the activity for account balances whose fair value measurements are estimated utilizing level 3 inputs:

(in thousands)	Redeemable Noncontrolling Interests As of December 31,
	2010	2009
Beginning period balance	$113,886	$9,400
Redemption of noncontrolling interest	(14,400)
Additions to noncontrolling interest	957
Recognize redeemable noncontrolling interests
from transactions		99,505
Net loss	(2,012)	(7,675)
Noncontrolling interests’ share of foreign currency translation	(56)	(19)
Fair value adjustment	59,773	12,675

Ending period balance	$158,148	$113,886

The net loss amounts reflected in the table above are reported within the “net income attributable to noncontrolling interests” line in our statements of operations.